Stock Options (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Valuation assumptions for stock options
Estimated forfeiture rate	4.00%	7.00%
Stock options
Valuation assumptions for stock options
Expected volatility	0.00%	0.00%	51.42%
Risk-free interest rate	0.00%	0.00%	1.50%
Expected life (years)	0 years	0 years	5 years 6 months
Dividend yield	0.00%	0.00%	0.00%
Estimated forfeiture rate	0.00%	0.00%	7.00%